Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2022 (Policies)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Going concern
2.1	Going concern
Since inception, the Group’s activities have consisted primarily of raising capital and performing research and development activities to advance its technologies. The Group is still in the development phase and has not yet marketed any products commercially. Immatics’ ongoing success depends on the successful development and regulatory approval of its products and its ability to finance operations. The Group will seek additional funding to reach its development and commercialization objectives.
The Group plans to seek funds through further private or public equity financings, debt financings, collaboration agreements and marketing, distribution or licensing arrangements. The Group may not be able to obtain financing or enter into collaboration or other arrangements on acceptable terms. If the Group is unable to obtain funding, it could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects. However, Immatics’ cash and cash equivalents and short-term deposits will be sufficient to fund operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the financial statements.
The accompanying consolidated financial statements have been prepared on a going concern basis. This contemplates the Group will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. The consolidated financial statements do not reflect any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that would be necessary, were the Group unable to continue as a going concern.

Revenue from collaboration agreements
5.1	Revenue from collaboration agreements
The Group earns revenue through strategic collaboration agreements with third-party pharmaceutical and biotechnology companies. As of December 31, 2023, the Group had five revenue-generating strategic collaboration agreements in place, one with Genmab A/S, Copenhagen /Denmark (“Genmab”), three with Bristol-Myers-Squibb (“BMS”) and the recently signed agreement with ModernaTX, Inc. (“Moderna”), effective in October 2023. Four of the five revenue-generating strategic collaboration agreements are in pre-clinical
stage and the BMS IMA401 collaboration agreement is at clinical stage. The collaboration with GlaxoSmithKline Intellectual Property Development Limited (“GSK”) was terminated in October 2022 and the collaboration with Amgen Inc., Thousand Oaks/CA/USA (“Amgen”) was terminated in October 2021. On March 14, 2024, Genmab provided us with a termination notice relating to our collaboration, originally announced in July 2018.
Under IFRS 15, the Group applies significant judgement when evaluating whether the obligations under the collaboration agreements represent one or more combined performance obligations, the determination of the transaction price and the allocation of the transaction price to identified performance obligations.
Identification of distinct performance obligations
Pre-clinical
collaboration agreements with BMS, Genmab, GSK and Amgen
Under the terms of these agreements, Immatics agrees to collaborate in the development, manufacture, and commercialization of cancer immunotherapy treatments for specified targets identified through the use of Immatics XPRESIDENT technology.
As part of the collaboration arrangements, Immatics grants licensing rights for the development and commercialization of future product candidates, developed for targets defined in the collaboration agreements. Additionally, Immatics agrees to perform certain research activities under the collaboration agreements, including screening of highly specific molecules for reactivity with the specified targets and off-targets
using Immatics’ proprietary technology and
know-how,
participation on steering committees, and preparation of data packages.
The Group performs an analysis to identify the performance obligations under the contract, including licenses and rights to future intellectual property developed under the contract and research activities. As these agreements comprise several promises, it must be assessed whether these promises are capable of being distinct and distinct within the context of the contract.
The licenses contributed under the collaboration agreements currently in place do not represent distinct performance obligations, because the Group’s collaboration partners would likely be unable to derive significant benefits from their access to these targets without Immatics’ research activities. Identification of a viable product candidate that will bind to the targets specified in the agreements requires use of the Group’s XPRESIDENT technology and database of target and off-target
data.
Clinical collaboration agreement (BMS IMA401 agreement)
Under the terms of the agreement, Immatics granted to Bristol-Myers Squibb (BMS) an exclusive, worldwide, sublicensable license to develop, manufacture and commercialize IMA401. Under the Agreement, Immatics is also responsible for, and will bear the cost of, the first Phase 1 clinical trial.

The Group transferred license rights and is performing clinical trial services. While the clinical trial is a prerequisite for approval of the product, it does not modify the underlying product. The license contributed under the collaboration agreement represents a distinct performance obligation, because they are separately identifiable from other promises in the BMS IMA401 agreement.
Moderna agreement
Under the terms of the agreement, Immatics granted to Moderna four main elements:

•
Early TCER Activities: Immatics agrees to collaborate in the development, manufacturing and commercialization of cancer immunotherapy treatments for specified early pre-clinical
targets identified through the use of Immatics XPRESIDENT technology. As part of the collaboration arrangement, Immatics grants licensing rights for the development and commercialization of future product candidates, developed for targets defined in the collaboration agreement. Additionally, Immatics agrees to perform certain research activities under the collaboration agreement, including screening of highly specific molecules for reactivity with the specified targets and off-targets
using Immatics’ proprietary technology and
know-how,
participation on steering committees, and preparation of data packages. The Group performs an analysis to identify the performance obligations under the contract, including licenses and rights to future intellectual property developed under the contract and research activities. As the agreement comprise several promises, it must be assessed whether these promises are capable of being distinct and distinct within the context of the contract. The licenses contributed under the collaboration agreement do not represent distinct performance obligations, because the Group’s collaboration partner would likely be unable to derive significant benefits from its access to these targets without Immatics’ research activities. Identification of a viable product candidate that will bind to the targets specified in the agreement requires use of the Group’s XPRESIDENT technology and database of target and off-target
data.

•
Advanced TCER Activities: Immatics agrees to collaborate in the development, manufacturing and commercialization of cancer immunotherapy treatments for one specified more advanced pre-clinical
target identified through the use of Immatics XPRESIDENT technology. The product candidate, while in pre-clinical
stage, is more advanced and therefore distinct from the Early TCER activities.

•
Database Activities: Immatics agrees to give limited insights into Immatics XPRESIDENT and XCUBE technologies. The research and development services associated with the database pillar are mainly focussed on preparing and formatting the data. The four individual reporting elements within the database agreement represent distinct performance obligations. However, as all of them are accounted for as licenses over the identical license term, the accounting treatment does not differ from a combination into one performance obligation.

•
Clinical Combination: Immatics agrees to jointly run a clinical combination trial. The results of the trial will be co-owned
and cost will be shared. The clinical combination is accounted for as a joint arrangement in accordance with IFRS 11.

Determination of transaction price
Upfront payment
Each of the Group’s strategic collaboration agreements includes a non-refundable
upfront payment.
With respect to
pre-clinical
collaboration agreements, the Group records these payments as deferred revenue, which it allocates to the combined performance obligations for each agreement. Such amounts are recognized as revenue over the performance period of the research activities on a cost-to-cost
basis.

With respect to the BMS IMA401 agreement and the Moderna agreement, the Group determined the underlying stand-alone selling price for each performance obligation to allocate the transaction price to the performance obligations. The estimation of the stand-alone selling price requires significant judgement regarding the estimation approach of the stand-alone selling prices for the distinct performance obligations as well as significant estimates regarding the expected cost for future services, profit margins and development timelines.
Reimbursement for services
Under the collaboration agreement with Genmab and Moderna, the Group receives reimbursement for employee research and development costs. These employee costs are presented as research and development expenses, while reimbursements of those costs, which is based on an FTE rate defined in the contract, are part of the transaction price and presented as revenue and not deducted from expenses.
Development and Commercial Milestones
The collaboration agreements include contingent payments related to development and commercial milestone events. These milestone payments represent variable consideration that are not initially recognized within the transaction price, due to the scientific uncertainties and the required commitment from the collaboration partners to develop and commercialize a product candidate. The Group assesses the probability of significant reversal of cumulative revenue for any amounts that become likely to be realized prior to recognizing the variable consideration associated with these payments within the transaction price.
Sales-based milestones and royalty payments
The collaboration agreements also include sales-based royalty payments upon successful commercialization of a licensed product. In accordance with IFRS 15.B63, where the license is predominant, the Group recognizes revenue from sales-based milestones and royalty payments at the later of (i) the occurrence of the subsequent sale; or (ii) the performance obligation to which some or all of the sales-based milestone, or royalty payments have been allocated. The Group anticipates recognizing these milestones and royalty payments, when subsequent sales are generated from a licensed product by the collaboration partner.
Measuring progress towards complete satisfaction of a performance obligation
The
cost-to-cost
basis using direct costs and directly attributable personnel costs is considered the best measure of progress in which control of the performance obligations transfers to the Group’s collaboration partners, due to the nature of the work being performed.
Other material accounting considerations
Cost to fulfill contracts
The Group incurs costs for personnel, supplies and other costs related to its laboratory operations as well as fees from third parties and license expenses in connection with its research and development obligations under the collaboration and licensing agreement. These costs are recognized as research and development expenses over the period in which services are performed.
Cost to obtain a contract
For some collaboration agreements, the Group incurs incremental costs of obtaining a contract with a customer. The Group capitalizes those incremental costs if the costs are expected to be recovered. The recognized asset is amortized consistent with the method used to determine the pattern of revenue recognition of the underlying contract.

Deferred income tax
5.2	Deferred income tax
Deferred income tax results from temporary differences between the carrying amount of an asset or a liability and its tax base. Deferred income tax is provided in full using the liability method on temporary differences. In accordance with IAS 12 (“Income Taxes”), the deferred tax assets and liabilities reflect all temporary valuation and accounting differences between financial statements prepared for tax purposes and our consolidated financial statements. Tax losses carried forward are considered in
deferred tax assets calculation. The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets, current tax liabilities, deferred tax assets and deferred tax liabilities which relate to income taxes levied by the same tax authority.

Share-based payment
5.3	Share-based payment
The Group’s employees as well as others providing similar services to the Group, receive remuneration in the form of share-based payments, which are equity-settled transactions. The Group’s equity-settled option plans include Matching Stock Options, Converted Stock Options, Service Options and PSUs and are described in detail in Note 11.
The costs of equity-settled transactions are determined by the fair value at grant date, using an appropriate valuation model. Share-based expenses for the respective vesting periods are recognized in research and development expenses and general and administrative expenses, reflecting a corresponding increase in equity.

Financial Instruments
5.4 Financial Instruments
Financial assets
Financial assets within the scope of IFRS 9 include cash and cash equivalents, short-term deposits, bonds and receivables. Immatics determines the classification of its financial assets at initial recognition. All financial assets are recognized initially at fair value, plus, in case of a financial asset not at fair value through profit and loss, transaction costs. Purchases and sales of financial assets are recognized on their trade date, on which the Group commits to purchase or sell the asset. The subsequent measurement of financial assets depends on their classification as described below.
Cash and cash equivalents in the Consolidated Statement of Financial Position is comprised of cash held at banks, short-term deposits and bonds with an original maturity of three months or less. Immatics has short-term deposits with original maturities between three and 12 months, which are classified as Other financial assets. Short-term deposits with an original maturity of three months or less are classified as cash and cash equivalents. Under IFRS 9, short-term deposits are classified within financial assets at amortized costs. Immatics holds bonds with an original maturity of more than three months, which are classified as Other financial assets. The bonds’ contractual cash flows represent solely payments of principal and interest and Immatics intends to hold the bonds to collect the contractual cash flows. The Group therefore accounts for the bonds as a financial asset at amortized cost.
For debt securities which have high credit ratings and no significant increases in credit risk since initial recognition, the Group determines the exposure to credit default using CDS pricing information (credit default swap values) published by credit agencies and recognizes a 12-month ECL.
Financial liabilities
Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss or at amortized cost, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value. The Company’s financial liabilities include accounts payables, lease liabilities, liabilities for warrants and other financial liabilities. Immatics recognized accounts payables and other current liabilities as other financial liabilities at amortized costs.
Warrants are accounted for as derivative financial instruments and therefore as financial liabilities through profit and loss as they give the holder the right to obtain a variable number of ordinary shares. Such derivative financial instruments are initially recognized at fair value on the date on which the merger is consummated and are subsequently remeasured at fair value through profit or loss.
The Group does not engage in hedging transactions that meet the criteria to apply hedge accounting.

Research and development
5.5	Research and development
Research expenses are defined as costs incurred for current or planned investigations undertaken with the prospect of gaining new scientific or technical knowledge and understanding. All research costs are expensed as incurred.
An intangible asset arising from development expenditure on an individual project is recognized only when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete and the ability to measure reliably the expenditure during the development. The Group did not recognize any intangible assets from development expenditures in 2023, 2022 and 2021 due to the existing uncertainties in connection with its development activities.